Trade and Other Receivables and Prepayments	12 Months Ended
Feb. 28, 2022
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

11. TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of February 28
Figures in Rand thousands	2022	2021

Amounts due from related parties	2,515	917
Trade receivables	448,212	353,290
Expected credit loss provision	(161,683)	(101,066)
	289,044	253,141
Other receivables
Deposits	6,386	7,853
Sundry debtors	9,131	8,599
Subtotal	304,561	269,593

Prepayments	19,242	49,058
Other taxes	10,083	5,519
Total trade and other receivables and prepayments	333,886	324,170

Amounts due from related parties are unsecured, interest-free and repayable on demand.

The Group recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. The determination of the expected credit loss provision is calculated on a basis specific to each customer grouping and jurisdiction in which the Group operates and requires the use of estimates. Additional information regarding credit risk applicable to trade receivables is disclosed in Note 31.2 (a).

The Group has recognized a loss allowance of 100% (2021: 100%) against all receivables over 360 days (with the exception of Singapore, Portugal and Africa) based on historical experience that these receivables are generally not recoverable. In Africa, Singapore and Portugal, certain customers take longer to pay based on historical experience and these longer dated receivables are generally recovered thus not requiring a similar level of loss allowance. The method in providing for expected credit losses is consistent with prior years or pre-pandemic conditions. With customers being afforded payment holidays and extended payment terms, the ageing profile of trade receivables has extended which in turn has resulted in the expected credit loss provision being increased.

The average credit period extended to customers is 30 days (2021: 30 days). No interest is charged on outstanding trade receivables.

Credit quality of trade and other receivables

Information on credit quality of trade and other receivables is on Note 31.2 (a).

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	As of February 28
Figures in Rand thousands	2022	2021

At March 1	(101,066)	(51,657)
Allowance for expected credit losses, net	(88,482)	(80,842)
Amounts utilized	26,896	30,363
Translation adjustments	969	1,070
At February 28	(161,683)	(101,066)